LEASES (Tables)	12 Months Ended
Dec. 31, 2025
Presentation of leases for lessee [abstract]
Schedule of Carrying Amounts of Group's Right-of-use Assets and Lease Liabilities
Below are the carrying amounts of the Group’s right-of-use assets and lease liabilities and the movements during the year:

	Right-of-Use Assets	Lease Liabilities
As of January 1, 2025	4,632	5,032
Additions, including adjustments arising as a result of an extension of lease term and as part of business combinations	602	602
Amortization of right-of-use assets (Note 20)	(1,221)	—
Interest expense	—	324
Payments	—	(1,384)
Translation differences	194	213
As of December 31, 2025	4,207	4,787
As of January 1, 2024	1,460	1,723
Additions	4,135	4,077
Amortization of right-of-use assets (Note 20)	(847)	—
Interest expense	—	249
Payments	—	(937)
Lease termination	(36)	(38)
Translation differences	(80)	(42)
As of December 31, 2024	4,632	5,032

Schedule of Expense Relating to Payments Not Included in Measurement of Lease Liability	The expense and cash paid relating to payments not included in the measurement of the lease liability is as follows:

	Year ended December 31,
	2025	2024	2023
Short-term leases (Note 20)	83	317	567